SIGNIFICANT ACCOUNTING POLICIES - Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Amounts due from related parties	¥ 860,213	¥ 1,421,170	$ 131,833
Credit Concentration Risk
Concentration Risk [Line Items]
Amounts due from related parties	¥ 830,871	¥ 1,401,015
Concentration risk, percentage	96.60%	98.60%
Credit Concentration Risk | Customer D
Concentration Risk [Line Items]
Amounts due from related parties	¥ 830,871	¥ 1,401,015
Concentration risk, percentage	96.60%	98.60%